Equity Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to non-vested equity awards			$ 7,900,000	$ 6,800,000
Unrecognized compensation expense, expected weighted average-recognition period			2 years 1 month 6 days	2 years 2 months 12 days
Property Operating Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 225,000	$ 186,000	$ 155,000
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 5,000,000	$ 5,100,000	$ 3,800,000
Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years
Issuance of equity Award			11,476	10,930
Time Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity Award			78,991	78,979
Time Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Issuance of equity Award		68,546
Time Based Awards | LTIPs | Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity Award		10,445
Performance Based Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting date					Mar. 31, 2025
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vesting year			Mar. 31, 2027	Mar. 31, 2026
Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria			100.00%
Share based compensation arrangement by share based payment award voting rights			do not have
Issuance of equity Award	[1]			1,438
Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria			200.00%
Description of distribution and allocation of profits and losses			Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.
Share based compensation arrangement by share based payment award voting rights			one vote per LTIP
Issuance of equity Award			67,524	67,800
Performance Based Awards | LTIPs | Executive Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of equity Award		67,524
Employee and Director Long-term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance			2,192,482
Minimum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			1 year
Minimum | Performance Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria			0.00%
Maximum | Time Based Awards | Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Maximum | Performance Based Awards | LTIPs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria			200.00%

[1]	On March 2, 2023 the Compensation Committee of the board of directors approved the vesting of the 2020 performance grant at 200% of the targeted award. Accordingly, individuals who elected to receive performance based restricted stock were issued and immediately vested additional shares to equal 200% of their targeted award.